united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/16

Item 1. Reports to Stockholders.

FormulaFolios US Equity Fund
Semi-Annual Report
May 31, 2016

1-855-907-3233
www.formulafolios.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This Page Intentionally Left Blank.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Portfolio’s performance figures* for the period ended May 31, 2016, as compared to its benchmarks:

Since Inception (1)
FormulaFolios US Equity Fund - Institutional Class	2.60%
FormulaFolios US Equity Fund - Investor Class	2.60%
S&P 500 Total Return Index (2)	3.73%
Russell 3000 Total Return Index (3)	3.64%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s most recent prospectus are 1.18%.and 2.18% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-855-907-3233. The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.25% and 2.25% of the Funds’s average net assets, for Institutional Class and Investor Class shares, respectively, through April 30, 2017, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

(1)	Inception date was December 17, 2015.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

(3)	The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. Investors may not invest directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Holdings By Industry Sector	% of Net Assets
Electric	6.6%
Insurance	5.5%
Retail	4.4%
Office Furnishings	3.8%
Semiconductors	3.7%
Banks	3.0%
Gas	3.0%
Household Products/Wares	2.8%
Healthcare-Services	1.6%
Pharmaceuticals	1.5%
Other Assets in Excess of Liabilities/Short-Term Investments	64.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2016

Shares		Value
	COMMON STOCK - 43.3%
	BANKS - 3.0%
36,610	First Financial Corp.	$1,352,373
39,026	1st Source Corp.	1,322,591
		2,674,964
	COMMERCIAL SERVICES - 1.3%
28,525	Robert Half International, Inc.	1,186,355

	ELECTRIC - 6.6%
88,484	FirstEnergy Corp.	2,903,160
128,830	MDU Resources Group, Inc.	2,946,342
		5,849,502
	FOOD - 1.4%
20,043	General Mills, Inc.	1,258,300

	GAS - 3.0%
31,000	UGI Corp.	1,330,520
26,580	Vectren Corp.	1,320,494
		2,651,014
	HEALTHCARE-SERVICES - 1.6%
10,311	Universal Health Services, Inc.	1,390,541

	HOUSEHOLD PRODUCTS/WARES - 2.8%
18,030	Avery Dennison Corp.	1,341,071
9,050	Clorox Co.	1,163,287
		2,504,358
	HOUSEWARES - 0.5%
7,796	Tupperware Brands Corp.	441,098

	INSURANCE - 5.5%
12,379	Aon PLC	1,352,653
11,695	Hanover Insurance Group, Inc.	1,013,723
14,694	Infinity Property & Casualty Corp.	1,145,104
21,102	Marsh & McLennan Cos, Inc.	1,394,209
		4,905,689
	MISCELLANEOUS MANUFACTURING - 1.5%
71,115	Trinity Industries, Inc.	1,284,337

	OFFICE FURNISHINGS - 3.8%
52,348	Herman Miller, Inc.	1,657,338
69,954	Knoll, Inc.	1,736,258
		3,393,596
	PHARMACEUTICALS - 1.5%
7,376	McKesson Corp.	1,350,841

	RETAIL - 4.4%
137,022	Big 5 Sporting Goods Corp.	1,148,244
12,247	Target Corp.	842,349
26,431	Wal-Mart Stores, Inc.	1,870,786
		3,861,379
	SEMICONDUCTORS - 3.7%
17,788	KLA-Tencor Corp.	1,297,279
32,231	Texas Instruments, Inc.	1,953,199
		3,250,478
	TRANSPORTATION - 1.4%
12,200	United Parcel Service, Inc.	1,257,698

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2016

Shares		Value
	COMMON STOCK - 43.3% (Continued)
	WATER - 1.3%
41,943	York Water Co.	$1,132,461

	TOTAL COMMON STOCK (Cost - $36,841,491)	38,392,611

	LIMITED PARTNERSHIPS - 1.4%
	PIPELINES - 1.4%
32,047	TransMontaigne Partners LP (Cost-$1,277,229)	1,224,195

	SHORT-TERM INVESTMENTS - 54.5%
	MONEY MARKET FUND - 54.5%
48,346,457	Fidelity Government Institutional Money Market Fund Institutional Class, 0.24%*	48,346,457
	TOTAL SHORT-TERM INVESTMENTS (Cost - $48,346,457)

	TOTAL INVESTMENTS - 99.2% (Cost - $86,465,177) (a)	$87,963,263
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	688,886
	NET ASSETS - 100.0%	$88,652,149

*	Interest rate reflects seven-day effective yield on May 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,465,177 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,156,071
Unrealized depreciation	(657,985)
Net unrealized appreciation	$1,498,086

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
May 31, 2016

ASSETS
Investment securities:
At cost	$86,465,177
At value	$87,963,263
Receivable for fund shares sold	650,609
Dividends and interest receivable	128,274
Prepaid expenses and other assets	2,615
TOTAL ASSETS	88,744,761

LIABILITIES
Investment advisory fees payable	63,985
Payable for fund shares repurchased	8,322
Payable to related parties	3,809
Prepaid expenses and other assets	16,496
TOTAL LIABILITIES	92,612
NET ASSETS	$88,652,149

NET ASSETS CONSIST OF:
Paid in capital	$84,445,833
Undistributed net investment income	78,522
Undistributed net realized gain from security transactions	2,629,708
Net unrealized appreciation of investments	1,498,086
NET ASSETS	$88,652,149

NET ASSET VALUE PER SHARE:
Institutional Class
Net Assets	$88,652,139
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,644,461
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.26

Investor Class
Net Assets	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.26	(b)

(a)	Redemption price per share. The Fund will impose a 2% redemption fee for any redemption of fund shares occurring within 60 days of purchase.

(b)	NAV does not recalculate due to rounding.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended May 31, 2016

INVESTMENT INCOME
Dividends	$343,586
Interest	19,385
TOTAL INVESTMENT INCOME	362,971

EXPENSES
Investment advisory fees	222,392
Administrative services fees	22,240
Legal fees	14,041
Custodian fees	11,700
Registration fees	9,572
Printing and postage expenses	9,360
Transfer agent fees	9,360
Chief Compliance Officer fees	9,127
Audit fees	7,019
Trustees fees and expenses	4,681
Insurance expense	3,296
Accounting services fees	2,339
Other expenses	2,339
TOTAL EXPENSES	327,466

Less: Fees waived by the advisor	(43,017)

NET EXPENSES	284,449

NET INVESTMENT INCOME	78,522

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	2,629,708
Net change in unrealized appreciation (depreciation) of investments	1,498,086
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,127,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,206,316

*	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period* Ended
May 31, 2016
(Unaudited)
FROM OPERATIONS:
Net investment income	$78,522
Net realized gain from security transactions	2,629,708
Net change in unrealized appreciation (depreciation) of investments	1,498,086
Net increase in net assets resulting from operations	4,206,316

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class Shares:
Proceeds from shares sold	89,857,924
Redemption fee proceeds	68,230
Payments for shares redeemed	(5,480,330)
84,445,824
Investor Class Shares:
Proceeds from shares sold	48
Payments for shares redeemed	(39)
9

Net increase in net assets resulting from shares of beneficial interest	84,445,833

TOTAL INCREASE IN NET ASSETS	88,652,149

NET ASSETS
Beginning of Period	—
End of Period **	$88,652,149
** Includes accumulated net investment income of:	$78,522

SHARE ACTIVITY
Institutional Class Shares:
Shares Sold	9,189,963
Shares Redeemed	(545,502)
Net increase in shares of beneficial interest outstanding	8,644,461

Investor Class Shares:
Shares Sold	5
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	1

*	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Institutional Class
	For the
	Period Ended
	May 31, 2016 (1)
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.02
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.25
Paid-in-Capital From Redemption Fees	0.01
Net asset value, end of period	$10.26
Total return (3)	2.60	% (8)
Net assets, at end of period (000s)	$88,652
Ratio of gross expenses to average net assets (4,5)	1.47	% (7)
Ratio of net expenses to average net assets (5)	1.25	% (7)
Ratio of net investment income to average net assets (6)	0.35	% (7)
Portfolio Turnover Rate	255	% (8)

(1)	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Investor Class
	For the
	Period Ended
	May 31, 2016 (1)
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.02
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.26
Net asset value, end of period	$10.26
Total return (3)	2.60	% (8)
Net assets, at end of period	$10	(9)
Ratio of gross expenses to average net assets (4,5)	2.47	% (7)
Ratio of net expenses to average net assets (5)	2.25	% (7)
Ratio of net investment income to average net assets (6)	0.35	% (7)
Portfolio Turnover Rate	255	% (8)

(1)	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2016

1.	ORGANIZATION

The FormulaFolios US Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund commenced operations on December 17, 2015.

The Fund offers two classes of shares designated as Institutional Class and Investor Class. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

“significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2016 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$38,392,611	$—	$—	$38,392,611
Limited Partnerships	1,224,195	—	—	1,224,195
Short-term Investments	48,346,457	—	—	48,346,457
Total	$87,963,263	$—	$—	$87,963,263

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $115,018,853 and $79,529,841, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. FormulaFolio Investments LLC serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended May 31, 2016, the Fund incurred $222,392 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.25% and 2.25% per annum of the Fund’s average daily net assets for Institutional Class and Investor Class shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.25% and 2.25% of average daily net assets attributable to Institutional Class and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.25% and 2.25% of average daily net assets of the Institutional Class and Investor Class shares, respectively. If Fund operating expenses attributable to Institutional Class and Investor Class shares subsequently exceed 1.25% and 2.25%, per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended May 31, 2016, the advisor waived fees in the amount of $43,017. As of May 31, 2016, the total amount of expense reimbursements subject to recapture is $43,017.

Distributor – The Board has adopted the Trust’s Master Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 1.00% of the average daily net assets for Investor Class shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended May 31, 2016, the Fund incurred distribution fees of $0 for Investor Class shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended May 31, 2016, there were no underwriting commissions paid for sales of Investor Class shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the period ended May 31, 2016, the Fund assessed $68,230 in redemption fees.

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Government Institutional Money Market Fund. The Fidelity Government Institutional Money Market Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Fidelity Government Institutional Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Government Institutional Money Market Fund. The financial statements of the Fidelity Government Institutional Money Market Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of May 31, 2016 the percentage of the Fund’s net assets invested in the Fidelity Government Institutional Money Market Fund was 54.5%.

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

FORMULAFOLIOS US EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 19, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the FormulaFolio US Equity Fund (the “FormulaFolio Fund”) and FormulaFolio Investments, LLC. (“FormulaFolio”) (the “FormulaFolio Advisory Agreement”).

Based on their evaluation of the information provided by FormulaFolio, in conjunction with the FormulaFolio Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the FormulaFolio Advisory Agreement with respect to FormulaFolio Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the FormulaFolio Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the FormulaFolio Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the FormulaFolio Advisory Agreement and comparative information relating to the advisory fee and other expenses of the FormulaFolio Fund. The materials also included due diligence materials relating to FormulaFolio (including due diligence questionnaires completed by FormulaFolio, select financial information of FormulaFolio, bibliographic information regarding FormulaFolio’s key management and investment advisory personnel, and comparative fee information relating to the FormulaFolio Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the FormulaFolio Advisory Agreement with respect to the FormulaFolio Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the FormulaFolio Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the FormulaFolio Advisory Agreement. In considering the approval of the FormulaFolio Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that FormulaFolio had previously provided the Board with materials related to the FormulaFolio Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with FormulaFolio, the Board reviewed materials provided by FormulaFolio relating to the FormulaFolio Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the FormulaFolio Fund including the team of individuals that primarily monitor and execute the investment process and provide oversight of the FormulaFolio Fund. The Board then discussed the extent of FormulaFolio’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered FormulaFolio’s specific responsibilities in all aspects of the day-to-day management of the FormulaFolio Fund. Additionally, the Board received satisfactory responses from the representative of FormulaFolio with respect to a series of important questions, including: whether FormulaFolio is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the FormulaFolio Fund; and whether FormulaFolio has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by FormulaFolio of its practices for monitoring compliance with the FormulaFolio Fund’s investment limitations, noting that FormulaFolio’s CCO will periodically review the portfolio managers’ performance of their duties with respect to the FormulaFolio Fund to ensure compliance under FormulaFolio’s compliance program. The Board then reviewed the

FORMULAFOLIOS US EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2016

capitalization of FormulaFolio based on financial information and other materials provided and discussed with FormulaFolio and concluded that FormulaFolio was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to the FormulaFolio Fund. The Board concluded that FormulaFolio had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the FormulaFolio Advisory Agreement with respect to the FormulaFolio Fund and that the nature, overall quality and extent of the management services to be provided by FormulaFolio were satisfactory and reliable.

Performance. The Board considered FormulaFolio’s past performance as well as other factors relating to FormulaFolio’s track record. The Board reviewed the performance of FormulaFolio’s composite track record for the proposed strategy, noting that performance was acceptable. The Board concluded that FormulaFolio was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided by FormulaFolio, the Board reviewed and discussed the proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by FormulaFolio with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for the FormulaFolio Fund, which stated that FormulaFolio had agreed to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.25% and 1.25% of the FormulaFolios Fund’s average net assets, for Investor and Institutional Class shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for the FormulaFolio Fund were reasonable. It was the consensus of the Board that, based on FormulaFolio’s experience and expertise, and the services to be provided by FormulaFolio to the FormulaFolio Fund, the advisory fees to be charged by FormulaFolio were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to FormulaFolio with respect to the FormulaFolio Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by FormulaFolio. With respect to FormulaFolio, the Board concluded that based on the services provided and the projected growth of the FormulaFolio Fund, the fees were reasonable and that anticipated profits from FormulaFolio’s relationship with the respective Funds were not excessive.

Economies of Scale. As to the extent to which the FormulaFolio Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed FormulaFolio’s expectations for growth of the FormulaFolio Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the FormulaFolio Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from FormulaFolio as the Trustees believed to be reasonably necessary to evaluate the terms of the FormulaFolio Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the FormulaFolio Advisory Agreement, (a) the terms of the FormulaFolio Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the FormulaFolio Advisory Agreement is in the best interests of the FormulaFolio Fund and its shareholders. In considering the approval of the FormulaFolio Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the FormulaFolio Advisory Agreement was in the best interest of the FormulaFolio Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the FormulaFolio Advisory Agreement.

FORMULAFOLIOS US EQUITY FUND
EXPENSE EXAMPLES (Unaudited)
May 31, 2016

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 17, 2015 through May 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account	Paid During	Account Value	Paid During
	Expense	12/17/15	Value	Period *	5/31/16	Period **
	Ratio		5/31/16

Institutional Class	1.25%	$1,000.00	$1,026.00	$5.74	$1,018.75	$6.31
Investor Class	2.25%	$1,000.00	$1,026.00	$10.34	$1,013.75	$11.33

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (166) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3233.

INVESTMENT ADVISOR
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/3/16